Future Minimum Rental Payments and Operating Lease Payments under Non Cancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Operating Leased Assets [Line Items]
2014	$ 24,492
2015	20,420
2016	17,106
2017	12,132
2018	6,453
2019 and thereafter	3,720
Total minimum payments	84,323
Facility Leases
Operating Leased Assets [Line Items]
2014	11,009
2015	7,953
2016	6,558
2017	4,603
2018	2,129
2019 and thereafter	3,688
Total minimum payments	35,940
Vehicle Leases
Operating Leased Assets [Line Items]
2014	13,483
2015	12,467
2016	10,548
2017	7,529
2018	4,324
2019 and thereafter	32
Total minimum payments	$ 48,383